OPERATING INCOME (Details 3) - COP ($) $ in Millions		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating income and operating expense [Abstract]
Receivables from contracts with customers	[1]	$ 86,759	$ 90,590	$ 57,567
Contract liabilities		$ 75,845	$ 118,857	$ 34,487

[1]	The impairment corresponding to the receivable accounts from contracts from customers is COP 11,975, COP 9,639 and COP 1,069 for the year 2018, 2017 and 2016 respectly.